Satellites, Property and Other Equipment	6 Months Ended
Jun. 30, 2026
Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

9. SATELLITES, PROPERTY AND OTHER EQUIPMENT

For the six months ended June 30, 2026, the Company had additions of $299.1 million (six months ended June 30, 2025 — $384.8 million) primarily related to acquisitions associated with the LEO program.